Inventories - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories
Adjustments in relation to raw materials	$ 13,525	$ 92,284	$ 220,289
Adjustments in relation to work in progress	$ 47,326	$ 615,608	$ 373,469